PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                                                                  Number            Market
                           Common Stocks                                        of Shares            Value
-------------------------------------------------------------------------     -------------       ------------
FINANCIAL SERVICES (18.7%)
  Bisys Group *
    (Provider of administration and information services
    to the financial services industry)                                           3,000              $140,719
  Federated Investors
    (Major U.S. investment management company)                                    9,900               170,775
  Investors Financial Services Corp.
    (Provides asset administration services to the financial
     services industry)                                                           3,000               103,125
  T. Rowe Price Associates, Inc.
    (No-load mutual fund company)                                                 5,000               137,187
  U.S. Trust Corporation
    (Provider of investment management, private banking,
    and fiduciary services)                                                       1,400               112,525
                                                                                                  ------------
                                                                                                      664,331
                                                                                                  ------------
 INDUSTRIAL SERVICES (18.4%)
  Cambridge Technology Partners, Inc. *
    (International professional services business)                                6,200                89,900
  Expeditors International of Washington, Inc.
    (International air freight forwarding)                                        4,400               141,213
  Forrester Research *
    (Leading provider of strategic technology research)                           4,500               175,500
  G & K Services, Inc. Class A
    (Uniform rental service)                                                      2,800               113,400
  Young & Rubicam Inc. *
    (Worldwide advertising agency)                                                3,000               132,000
                                                                                                  ------------
                                                                                                      652,013
                                                                                                  ------------
HEALTH CARE SERVICES (9.9%)
  Covance, Inc. *
    (Leading contract research organization to the drug industry)                 6,000                58,125
  Patterson Dental Company *
    (Leading distributor of dental supplies in the U.S. and Canada)               2,500               123,906
  Techne Corp. *
    (Leading producer of raw materials for biotechnology industry)                5,300               166,288
                                                                                                  ------------
                                                                                                      348,319
                                                                                                  ------------
ELECTRICAL EQUIPMENT (9.0%)
  American Power Conversion Corporation *
    (Leading producer of uninterruptible power supply products)                  10,000               190,000
  Molex, Inc.
    (Supplier of electrical, electronic, and fiber optic
    interconnection products and systems)                                         4,000               129,500
                                                                                                  ------------
                                                                                                      319,500
                                                                                                  ------------
MEDICAL PRODUCTS (9.0%)
  Del Global Technologies
    (Designs, manufactures, and markets medical imaging systems)                 17,000               133,875
  ResMed Inc. *
    (Developer and manufacturer of respiratory products)                          4,000               132,250
  Stryker Corp.
    (Developer and manufacturer of surgical and medical devices)                  1,000                51,125
                                                                                                  ------------
                                                                                                      317,250
                                                                                                  ------------


*Non-income producing security.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)


                                                                                  Number            Market
                           Common Stocks (continued)                            of Shares           Value
-------------------------------------------------------------------------     -------------       ------------
SOFTWARE (8.0%)
  BMC Software, Inc. *
    (Develops data and application management software)                           2,500              $178,906
  SunGard Data Systems, Inc. *
    (Develops software for investment support systems)                            3,900               102,619
                                                                                                  ------------
                                                                                                      281,525
                                                                                                  ------------
SPECIALTY RETAILING (7.1%)
  Dollar General Corporation
    (Operates self-service discount stores)                                       5,000               154,375
  Office Depot *
    (Leading retailer and direct marketer of office supplies)                     9,500                96,781
                                                                                                  ------------
                                                                                                      251,156
                                                                                                  ------------
TELECOMMUNICATIONS (6.6%)
  ADC Telecommunications, Inc. *
    (Manufacturer and developer of data and voice networking products)            3,200               134,200
  Plantronics, Inc. *
    (Manufactures lightweight telephone headsets)                                 2,000                99,500
                                                                                                  ------------
                                                                                                      233,700
                                                                                                  ------------
CONSUMER SERVICES (4.1%)
  Steiner Leisure Ltd. *
    (Provider of spa services, beauty salons, and health
    clubs on cruise ships)                                                        5,800               145,000
                                                                                                  ------------

COMPUTER EQUIPMENT (3.8%)
  National Instruments Corp. *
    (Supplier of computer based instrumentation products)                         3,750               132,539
                                                                                                  ------------

PERSONAL CARE/COSMETICS (2.1%)
  Helen of Troy Ltd. *
    (Designs, develops, and markets personal care accessories)                    7,700                74,113
                                                                                                  ------------

MISCELLANEOUS (1.9%)
  Symbol Technologies, Inc.
    (Leading manufacturer of bar code driven mobile computing systems)            2,000                67,250
                                                                                                  ------------


TOTAL COMMON STOCKS - 98.6%                                                                         3,486,696
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.4%                                                         50,391
                                                                                                  ------------
NET ASSETS - 100%                                                                                  $3,537,087
                                                                                                  ===========

NET ASSET VALUE PER SHARE
(Based on 237,426 shares outstanding at September 30, 1999)                                        $    14.90
                                                                                                  ===========

* Non-income producing security.